Schedule of Investments(a)
January 31, 2020
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–95.08%
Aerospace & Defense–1.25%
Textron, Inc.	2,996,086	$137,610,230
Agricultural Products–1.46%
Archer-Daniels-Midland Co.	3,598,147	161,053,060
Apparel Retail–0.45%
Gap, Inc. (The)	2,813,273	48,979,083
Asset Management & Custody Banks–2.84%
Bank of New York Mellon Corp. (The)	3,222,174	144,288,952
State Street Corp.	2,219,334	167,848,230
		312,137,182
Automobile Manufacturers–1.88%
General Motors Co.	6,201,120	207,055,397
Automotive Retail–0.22%
Advance Auto Parts, Inc.	185,625	24,456,094
Biotechnology–1.15%
Gilead Sciences, Inc.	2,004,453	126,681,430
Broadcasting–0.54%
ViacomCBS, Inc., Class B	1,728,852	59,005,719
Building Products–1.54%
Johnson Controls International PLC	4,289,280	169,212,096
Cable & Satellite–2.21%
Charter Communications, Inc., Class A(b)	222,756	115,267,320
Comcast Corp., Class A	2,973,066	128,406,720
		243,674,040
Communications Equipment–1.58%
Cisco Systems, Inc.	3,794,443	174,430,545
Construction Machinery & Heavy Trucks–1.19%
Caterpillar, Inc.	993,475	130,492,941
Consumer Finance–0.94%
Ally Financial, Inc.	3,241,978	103,840,555
Diversified Banks–14.69%
Bank of America Corp.	16,639,812	546,285,028
Citigroup, Inc.	7,396,362	550,363,296
JPMorgan Chase & Co.	2,665,036	352,744,165
Wells Fargo & Co.	3,580,734	168,079,654
		1,617,472,143
Electrical Components & Equipment–3.16%
Eaton Corp. PLC	2,025,834	191,380,538
Emerson Electric Co.	2,184,337	156,464,059
		347,844,597
Fertilizers & Agricultural Chemicals–2.23%
CF Industries Holdings, Inc.	2,503,727	100,850,124
Corteva, Inc.	4,998,444	144,555,000
		245,405,124
Shares		Value
Health Care Distributors–1.75%
Cardinal Health, Inc.	1,821,023	$93,254,588
McKesson Corp.	694,365	99,023,392
		192,277,980
Health Care Services–0.93%
CVS Health Corp.	1,513,416	102,639,873
Hotels, Resorts & Cruise Lines–1.72%
Carnival Corp.	4,359,453	189,766,989
Household Products–2.34%
Kimberly-Clark Corp.	1,048,421	150,175,824
Reckitt Benckiser Group PLC (United Kingdom)	1,303,138	107,932,911
		258,108,735
Independent Power Producers & Energy Traders–0.68%
Vistra Energy Corp.	3,325,925	74,899,831
Industrial Conglomerates–1.28%
General Electric Co.	11,329,430	141,051,403
Industrial Machinery–0.94%
Ingersoll-Rand PLC	772,613	102,935,230
Integrated Oil & Gas–8.12%
BP PLC, ADR (United Kingdom)	6,386,569	230,746,738
Chevron Corp.	2,124,251	227,592,252
Exxon Mobil Corp.	389,226	24,178,719
Royal Dutch Shell PLC, Class A, ADR (United Kingdom)	3,531,775	184,182,066
Suncor Energy, Inc. (Canada)	7,437,825	227,523,067
		894,222,842
Integrated Telecommunication Services–1.75%
AT&T, Inc.	5,126,611	192,863,106
Internet & Direct Marketing Retail–1.27%
eBay, Inc.	4,178,402	140,227,171
Investment Banking & Brokerage–3.71%
Goldman Sachs Group, Inc. (The)	710,389	168,894,985
Morgan Stanley	4,580,393	239,371,338
		408,266,323
IT Consulting & Other Services–1.01%
Cognizant Technology Solutions Corp., Class A	1,804,349	110,750,942
Life & Health Insurance–1.07%
MetLife, Inc.	2,370,185	117,821,896
Managed Health Care–1.91%
Anthem, Inc.	792,685	210,283,477
Multi-line Insurance–2.24%
American International Group, Inc.	4,898,018	246,174,385
Oil & Gas Exploration & Production–6.70%
Canadian Natural Resources Ltd. (Canada)	4,412,371	124,095,851

See accompanying notes which are an integral part of this schedule.
Invesco Comstock Fund

Shares		Value
Oil & Gas Exploration & Production–(continued)
Devon Energy Corp.	5,641,560	$122,534,683
Hess Corp.	2,561,215	144,887,933
Marathon Oil Corp.	13,837,695	157,334,592
Noble Energy, Inc.	5,018,000	99,205,860
Ovintiv, Inc.	3,449,993	53,923,387
Pioneer Natural Resources Co.	266,818	36,020,430
		738,002,736
Paper Packaging–1.14%
International Paper Co.	3,076,678	125,282,328
Pharmaceuticals–4.23%
Bristol-Myers Squibb Co.	2,632,201	165,697,053
Mylan N.V.(b)	3,469,429	74,315,169
Novartis AG (Switzerland)	351,587	33,258,182
Sanofi, ADR (France)	3,992,821	192,733,470
		466,003,874
Property & Casualty Insurance–1.28%
Allstate Corp. (The)	1,187,344	140,747,758
Regional Banks–3.57%
Citizens Financial Group, Inc.	3,824,825	142,589,476
Fifth Third Bancorp	5,252,449	149,432,174
PNC Financial Services Group, Inc. (The)	676,852	100,546,365
		392,568,015
Semiconductors–4.15%
Intel Corp.	3,451,177	220,633,746
NXP Semiconductors N.V. (Netherlands)	456,996	57,974,513
Shares		Value
Semiconductors–(continued)
QUALCOMM, Inc.	2,083,153	$177,713,782
		456,322,041
Systems Software–1.71%
Microsoft Corp.	1,108,584	188,714,254
Tobacco–3.64%
Altria Group, Inc.	1,890,446	89,852,898
Philip Morris International, Inc.	3,758,398	310,819,515
		400,672,413
Wireless Telecommunication Services–0.61%
Vodafone Group PLC (United Kingdom)	34,291,345	67,470,390
Total Common Stocks & Other Equity Interests (Cost $8,149,471,010)		10,467,424,228
Money Market Funds–4.59%
Invesco Government & Agency Portfolio, Institutional Class, 1.48%(c)	176,304,534	176,304,534
Invesco Liquid Assets Portfolio, Institutional Class, 1.66%(c)	127,181,735	127,232,608
Invesco Treasury Portfolio, Institutional Class, 1.47%(c)	201,490,897	201,490,897
Total Money Market Funds (Cost $505,001,402)		505,028,039
TOTAL INVESTMENTS IN SECURITIES–99.67% (Cost $8,654,472,412)		10,972,452,267
OTHER ASSETS LESS LIABILITIES—0.33%		35,777,474
NET ASSETS–100.00%		$11,008,229,741
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of January 31, 2020.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
02/14/2020	Deutsche Bank AG	CAD	256,481,147	USD	196,532,760	$2,733,246
02/14/2020	Goldman Sachs International	USD	7,874,384	CHF	7,624,561	46,924
02/14/2020	Royal Bank of Canada	CAD	1,254,338	USD	961,364	13,575
02/14/2020	Royal Bank of Canada	EUR	186,267,396	USD	207,817,043	1,111,677
02/14/2020	Royal Bank of Canada	USD	6,146,259	CHF	5,920,249	4,405
02/14/2020	Royal Bank of Canada	USD	5,874,984	EUR	5,326,020	35,428
Subtotal—Appreciation						3,945,255
Currency Risk
02/14/2020	Canadian Imperial Bank of Commerce	USD	8,817,596	CAD	11,603,446	(49,925)
02/14/2020	Deutsche Bank AG	CHF	663,552	USD	682,255	(7,123)
02/14/2020	Deutsche Bank AG	GBP	160,427,376	USD	208,408,402	(3,491,478)
See accompanying notes which are an integral part of this schedule.
Invesco Comstock Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
02/14/2020	Goldman Sachs International	USD	5,647,926	GBP	4,275,001	$(1,308)
02/14/2020	Royal Bank of Canada	CHF	29,094,692	USD	30,036,734	(190,318)
02/14/2020	Royal Bank of Canada	USD	5,301,420	CAD	6,977,358	(29,264)
02/14/2020	Royal Bank of Canada	USD	4,779,569	EUR	4,302,879	(4,562)
Subtotal—Depreciation						(3,773,978)
Total Forward Foreign Currency Contracts						$171,277

Abbreviations:
CAD	—Canadian Dollar
CHF	—Swiss Franc
EUR	—Euro
GBP	—British Pound Sterling
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Comstock Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$10,258,762,745	$208,661,483	$—	$10,467,424,228
Money Market Funds	505,028,039	—	—	505,028,039
Total Investments in Securities	10,763,790,784	208,661,483	—	10,972,452,267
Other Investments - Assets*
Forward Foreign Currency Contracts	—	3,945,255	—	3,945,255
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(3,773,978)	—	(3,773,978)
Total Other Investments	—	171,277	—	171,277
Total Investments	$10,763,790,784	$208,832,760	$—	$10,972,623,544

*	Unrealized appreciation (depreciation).
NOTE 2—Subsequent Event
The World Health Organization has declared the coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
Invesco Comstock Fund